Ordinary Shares	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Ordinary Shares
22. Ordinary Shares
As of December 31, 2023, 1,538,109,009 Class A ordinary shares had been issued, out of which, 1,535,297,395 Class A ordinary shares were outstanding, and 348,708,257 Class B ordinary shares had been issued and outstanding.

The Group issued 8,963,906 Class A ordinary shares for the year ended December 31, 2024, out of which, 1,010,502 Class A ordinary shares are outstanding and transferred to employees for the vested RSUs and 7,953,404 Class A ordinary shares are treasury shares held by XPeng Inc.
XPeng Inc. and XPeng Fortune Holding Limited transferred 8,460,156 Class A treasury shares to employees for the vested RSUs for the year ended December 31, 2024.
On August 13, 2024, the Group allotted and issued 4,636,447 Class A ordinary shares as the SOP Consideration Shares to DiDi pursuant to the acquisition of DiDi’s smart auto business (Note 5).
As of December 31, 2024, 1,551,709,362 Class A ordinary shares had been issued, out of which, 1,549,404,500 Class A ordinary shares were outstanding, and 348,708,257 Class B ordinary shares had been issued and outstanding.
The Group issued 11,235,248 Class A ordinary shares for the year ended December 31, 2025, out of which, 982,968 Class A ordinary shares are outstanding and transferred to employees for the vested RSUs and 10,252,280 Class A ordinary shares are treasury shares held by XPeng Inc.
XPeng Inc. and XPeng Fortune Holding Limited transferred 9,604,040 Class A treasury shares to employees and independent directors for the vested RSUs for the year ended December 31, 2025.
As of December 31, 2025, 1,562,944,610 Class A ordinary shares had been issued, out of which, 1,559,991,508 Class A ordinary shares were outstanding, and 348,708,257 Class B ordinary shares had been issued and outstanding.